Equity Capital Structure (Details)				6 Months Ended		12 Months Ended
	Apr. 19, 2023 shares	Apr. 17, 2023 USD ($) $ / shares	Mar. 07, 2023 Vote $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 $ / shares shares
Equity Capital Structure [Abstract]
Common shares, authorized (in shares)				3,900,000,000		1,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, authorized (in shares)				100,000,000		0
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001
Common shares, shares issued (in shares)				17,961,009		1,000
Gross proceeds of common stock | $				$ 19,415,001	$ 0
Common shares outstanding (in shares)			9,461,009	17,961,009		1,000
Private Placement [Member]
Equity Capital Structure [Abstract]
Shares issued (in shares)	8,500,000
Common shares, price per share (in dollars per share) | $ / shares		$ 2.29
Gross proceeds of common stock | $		$ 19,465,000
Common stock issuance costs | $		$ 817,764
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Shares issued (in shares)			140,000
Preferred stock, dividend rate			1.00%	1.00%		1.00%
Preferred stock, stated value (in dollars per share) | $ / shares			$ 1,000	$ 1,000
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Maximum [Member]
Equity Capital Structure [Abstract]
Preferred stock, dividend rate				20.00%
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Shares issued (in shares)			40,000
Voting power in number of common shares (in shares)			100,000
Number of votes per share | Vote			100,000
Series B Preferred Shares [Member] | Maximum [Member]
Equity Capital Structure [Abstract]
Liquidation preference rights, value (in dollars per share) | $ / shares				$ 0.001
Castor [Member]
Equity Capital Structure [Abstract]
Common shares, shares issued (in shares)			9,461,009
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Shares issued (in shares)			140,000